Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.26%)
Communication Services (2.03%)
	Cable & Satellite (0.62%)
220,000	Liberty Broadband Corporation, Cl C [1]	$15,412,908	$25,440,800

	Interactive Media & Services (1.41%)
1,735,709	ZoomInfo Technologies, Inc., Cl A [1]	43,840,818	57,694,967

Total Communication Services		59,253,726	83,135,767

Consumer Discretionary (6.46%)
	Automobile Manufacturers (0.27%)
425,305	Rivian Automotive, Inc., Cl A [1]	33,173,790	10,947,351

	Education Services (0.31%)
150,000	Bright Horizons Family Solutions, Inc. [1]	16,921,054	12,678,000

	Home Improvement Retail (0.19%)
125,000	Floor & Decor Holdings, Inc., Cl A [1]	10,410,101	7,870,000

	Hotels, Resorts & Cruise Lines (2.47%)
546,442	Choice Hotels International, Inc.	5,198,084	60,999,320
543,233	Hyatt Hotels Corp., Cl A [1]	16,817,762	40,150,351

		22,015,846	101,149,671

	Leisure Facilities (3.22%)
603,538	Vail Resorts, Inc.	11,683,688	131,601,461

Total Consumer Discretionary		94,204,479	264,246,483

Financials (12.93%)
	Asset Management & Custody Banks (0.66%)
237,514	T. Rowe Price Group, Inc.	5,729,987	26,983,966

	Financial Exchanges & Data (5.59%)
370,725	FactSet Research Systems, Inc.	19,898,420	142,569,713
201,267	MarketAxess Holdings, Inc.	21,743,183	51,526,365
30,000	MSCI, Inc.	7,783,774	12,364,500
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	22,262,399

		61,404,090	228,722,977
	Insurance Brokers (0.77%)
158,421	Willis Towers Watson plc [2]	19,439,430	31,270,721

	Investment Banking & Brokerage (2.70%)
1,750,936	The Charles Schwab Corp.	1,542,900	110,624,136

	Property & Casualty Insurance (2.45%)
2,203,444	Arch Capital Group Ltd. [1,2]	7,933,936	100,234,668
	Regional Banks (0.76%)
216,421	First Republic Bank	5,518,736	31,207,908

Total Financials		101,569,079	529,044,376

Shares		Cost	Value
Common Stocks (continued)
Health Care (26.07%)
	Biotechnology (0.54%)
58,366	argenx SE, ADR [1,2]	$18,854,201	$22,113,710

	Health Care Equipment (8.30%)
682,000	DexCom, Inc. [1]	54,311,293	50,829,460
673,630	IDEXX Laboratories, Inc. [1]	12,186,829	236,262,250
213,644	Teleflex, Inc.	47,613,405	52,524,377

		114,111,527	339,616,087

	Health Care Supplies (1.65%)
215,418	The Cooper Companies, Inc.	36,713,299	67,451,684

	Health Care Technology (2.22%)
459,386	Veeva Systems, Inc., Cl A [1]	27,115,596	90,976,804

	Life Sciences Tools & Services (13.36%)
399,986	Bio-Techne Corporation	39,595,545	138,651,147
110,000	ICON plc [1,2]	23,822,528	23,837,000
212,552	Illumina, Inc. [1]	9,061,707	39,186,087
194,117	Mettler-Toledo International, Inc. [1]	11,674,111	222,995,786
404,404	West Pharmaceutical Services, Inc.	17,498,069	122,279,638

		101,651,960	546,949,658

Total Health Care		298,446,583	1,067,107,943

Industrials (13.35%)
	Environmental & Facilities Services (1.40%)
1,643,418	Rollins, Inc.	24,597,482	57,388,156

	Industrial Machinery (1.51%)
340,760	IDEX Corporation	24,525,881	61,892,239

	Research & Consulting Services (10.44%)
2,439,930	CoStar Group, Inc. [1]	59,005,227	147,396,171
1,438,500	TransUnion	77,172,718	115,065,615
951,206	Verisk Analytics, Inc.	23,582,787	164,644,247

		159,760,732	427,106,033

Total Industrials		208,884,095	546,386,428

Information Technology (31.32%)
	Application Software (14.08%)
571,856	ANSYS, Inc. [1]	20,310,482	136,839,422
166,026	Aspen Technology, Inc. [1]	30,241,636	30,495,656
350,000	Avalara, Inc. [1]	49,335,500	24,710,000
1,636,093	Ceridian HCM Holding, Inc. [1]	64,026,866	77,027,258
150,000	Fair Isaac Corp. [1]	63,616,939	60,135,000
1,421,809	Guidewire Software, Inc. [1]	77,473,157	100,934,221
65,861	HubSpot, Inc. [1]	39,133,171	19,801,110
257,192	Roper Technologies, Inc.	26,184,327	101,500,823
594,000	The Trade Desk, Inc., Cl A [1]	11,554,017	24,882,660

		381,876,095	576,326,150

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (2.42%)
589,217	Fidelity National Information Services, Inc.	$33,648,188	$54,013,523
771,076	SS&C Technologies Holdings, Inc.	20,933,204	44,776,383

		54,581,392	98,789,906

	Electronic Components (1.42%)
900,000	Amphenol Corp., Cl A	42,881,684	57,942,000

	Internet Services & Infrastructure (2.98%)
592,103	Verisign, Inc. [1]	27,318,889	99,076,595
350,000	Wix.com Ltd. [1,2]	29,112,531	22,942,500

		56,431,420	122,019,095

	IT Consulting & Other Services (8.89%)
85,000	EPAM Systems, Inc. [1]	46,415,707	25,056,300
1,401,323	Gartner, Inc. [1]	30,147,351	338,881,941

		76,563,058	363,938,241

	Technology Distributors (1.53%)
397,363	CDW Corp.	26,228,964	62,608,514

Total Information Technology		638,562,613	1,281,623,906

Real Estate (5.10%)
	Real Estate Services (0.98%)
542,323	CBRE Group, Inc., Cl A [1]	6,067,334	39,920,396

	Specialized REITs (4.12%)
190,000	Alexandria Real Estate Equities, Inc. [4]	28,581,376	27,555,700
65,416	Equinix, Inc.	4,258,856	42,979,620
306,856	SBA Communications Corp.	7,734,439	98,209,263

		40,574,671	168,744,583

Total Real Estate		46,642,005	208,664,979

Total Common Stocks		1,447,562,580	3,980,209,882

Private Common Stocks (0.58%)
Consumer Discretionary (0.58%)
	Internet & Direct Marketing Retail (0.58%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,6]	50,000,041	23,707,631

Shares		Cost	Value
Private Preferred Stocks (1.58%)
Industrials (1.58%)
	Aerospace & Defense (1.58%)
96,298	Space Exploration Technologies Corp., Cl N [1,3,4,6]	$26,000,460	$64,742,952

Principal Amount
Short Term Investments (0.55%)
$22,662,440	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2022, 0.24% due 7/1/2022; Proceeds at maturity – $22,662,591; (Fully collateralized by $24,171,300 U.S. Treasury Note, 2.25% due 11/15/2027 Market value – $23,115,703)[5]	22,662,440	22,662,440

Total Investments (99.97%)		$1,546,225,521	4,091,322,905

Cash and Other Assets Less Liabilities (0.03%)			1,300,432

Net Assets			$4,092,623,337

Retail Shares (Equivalent to $79.12 per share based on 23,962,222 shares outstanding)			$1,895,831,295

Institutional Shares (Equivalent to $83.44 per share based on 24,695,850 shares outstanding)			$2,060,534,179

R6 Shares (Equivalent to $83.42 per share based on 1,633,396 shares outstanding)			$136,257,863

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2022, the market value of restricted and fair valued securities amounted to $88,450,583 or 2.16 % of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.81%)
Communication Services (4.59%)
	Alternative Carriers (4.59%)
7,900,000	Iridium Communications, Inc. [1,4]	$48,702,979	$296,724,000

Consumer Discretionary (19.34%)
	Casinos & Gaming (3.60%)
440,000	Boyd Gaming Corporation	11,056,072	21,890,000
5,075,000	Penn National Gaming, Inc. [1]	53,699,841	154,381,500
1,695,000	Red Rock Resorts, Inc., Cl A	31,464,688	56,545,200

		96,220,601	232,816,700

	Education Services (1.61%)
1,230,000	Bright Horizons Family Solutions, Inc. [1]	38,771,154	103,959,600

	Hotels, Resorts & Cruise Lines (7.38%)
2,975,000	Choice Hotels International, Inc. [4]	71,854,227	332,099,250
1,250,000	Marriott Vacations Worldwide Corp.	66,814,800	145,250,000

		138,669,027	477,349,250

	Leisure Facilities (6.75%)
2,000,000	Vail Resorts, Inc.	56,102,209	436,100,000

Total Consumer Discretionary		329,762,991	1,250,225,550

Financials (37.51%)
	Asset Management & Custody Banks (2.80%)
1,900,000	The Carlyle Group, Inc.	38,825,707	60,154,000
1,900,000	Cohen & Steers, Inc.	41,176,154	120,821,000

		80,001,861	180,975,000

	Financial Exchanges & Data (20.74%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	461,484,000
950,000	Morningstar, Inc.	19,384,889	229,738,500
1,575,000	MSCI, Inc.	29,262,998	649,136,250

		108,602,462	1,340,358,750

	Investment Banking & Brokerage (0.76%)
450,000	Houlihan Lokey, Inc.	19,625,873	35,518,500
350,000	Moelis & Co., Cl A	6,307,479	13,772,500

		25,933,352	49,291,000

	Life & Health Insurance (2.91%)
1,570,000	Primerica, Inc.	32,807,874	187,913,300

	Property & Casualty Insurance (9.99%)
9,150,000	Arch Capital Group Ltd. [1,2]	28,563,829	416,233,500
1,000,000	Kinsale Capital Group, Inc.	35,007,763	229,640,000

		63,571,592	645,873,500

	Thrifts & Mortgage Finance (0.31%)
520,000	Essent Group Ltd. [2]	14,300,210	20,228,000

Total Financials		325,217,351	2,424,639,550

Health Care (11.98%)
	Health Care Equipment (3.23%)
595,000	IDEXX Laboratories, Inc. [1]	8,359,742	208,684,350

	Health Care Supplies (0.43%)
1,147,434	Neogen Corp. [1]	13,141,411	27,641,685

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (7.93%)
800,000	Bio-Techne Corporation	$42,174,534	$277,312,000
73,000	Mettler-Toledo International, Inc. [1]	3,339,166	83,860,210
500,000	West Pharmaceutical Services, Inc.	17,009,688	151,185,000

		62,523,388	512,357,210

	Pharmaceuticals (0.39%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom) [2,6]	18,422,044	25,218,053

Total Health Care		102,446,585	773,901,298

Industrials (6.59%)
	Building Products (1.14%)
1,350,000	Trex Company, Inc. [1]	12,143,825	73,467,000

	Environmental & Facilities Services (0.23%)
1,240,000	BrightView Holdings, Inc. [1]	15,395,996	14,880,000

	Industrial Machinery (0.29%)
4,275,000	Marel hf (Netherlands) [2,6]	18,281,670	19,081,045

	Research & Consulting Services (4.93%)
5,275,000	CoStar Group, Inc. [1]	22,039,585	318,662,750

Total Industrials		67,861,076	426,090,795

Information Technology (12.93%)
	Application Software (6.99%)
725,000	Altair Engineering, Inc., Cl A [1]	11,330,019	38,062,500
1,000,000	ANSYS, Inc. [1]	22,816,668	239,290,000
975,000	Guidewire Software, Inc. [1]	29,909,124	69,215,250
700,000	Pegasystems, Inc.	9,323,016	33,488,000
1,235,000	SS&C Technologies Holdings, Inc.	9,241,284	71,716,450

		82,620,111	451,772,200

	Electronic Components (0.24%)
60,000	Littelfuse, Inc.	6,452,400	15,242,400

	IT Consulting & Other Services (5.70%)
1,525,000	Gartner, Inc. [1]	21,222,737	368,790,750

Total Information Technology		110,295,248	835,805,350

Real Estate (6.87%)
	Diversified REITs (0.09%)
200,000	American Assets Trust, Inc.	3,437,271	5,940,000

	Office REITs (1.26%)
3,640,000	Douglas Emmett, Inc.	37,661,190	81,463,200

	Specialized REITs (5.52%)
750,000	Alexandria Real Estate Equities, Inc. [5]	26,054,963	108,772,500
5,400,000	Gaming and Leisure Properties, Inc.	114,745,147	247,644,000

		140,800,110	356,416,500

Total Real Estate		181,898,571	443,819,700

Total Common Stocks		1,166,184,801	6,451,206,243

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Private Convertible Preferred Stocks (0.50%)
Industrials (0.27%)
	Electrical Components & Equipment (0.27%)
59,407,006	Northvolt AB, Series E (Sweden) 2,,3,5,7	$9,374,988	$17,435,540

Materials (0.23%)
	Fertilizers & Agricultural Chemicals (0.23%)
341,838	Farmers Business Network, Inc., Series F [1,2,3,5,7]	11,300,002	11,858,360
80,440	Farmers Business Network, Inc., Series G [1,2,3,5,7]	5,000,000	2,927,212

Total Materials		16,300,002	14,785,572

Total Private Convertible Preferred Stocks		25,674,990	32,221,112

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Hotels, Resorts & Cruise Lines (0.00%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1,2,5]	0	112,923

Total Investments (100.31%)		$1,191,859,791	6,483,540,278

Liabilities Less Cash and Other Assets (-0.31%)			(19,998,102)

Net Assets			$6,463,542,176

Retail Shares (Equivalent to $81.74 per share based on 25,539,703 shares outstanding)			$2,087,689,986

Institutional Shares (Equivalent to $85.72 per share based on 49,070,110 shares outstanding)			$4,206,479,759

R6 Shares (Equivalent to $85.73 per share based on 1,975,591 shares outstanding)			$169,372,431

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2022, the market value of restricted and fair valued securities amounted to $32,221,112 or 0.50% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (91.33%)
Communication Services (4.13%)
	Cable & Satellite (1.30%)
75,000	Liberty Broadband Corporation, Cl A [1]	$298,828	$8,516,250
200,000	Liberty Broadband Corporation, Cl C [1]	772,163	23,128,000
625,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	1,322,732	22,531,250

		2,393,723	54,175,500

	Movies & Entertainment (2.83%)
1,200,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	21,262,385	76,164,000
150,000	Madison Square Garden Entertainment Corp. [1]	2,346,185	7,893,000
225,000	Madison Square Garden Sports Corp. [1]	8,416,556	33,975,000

		32,025,126	118,032,000

Total Communication Services		34,418,849	172,207,500

Consumer Discretionary (14.74%)
	Auto Parts & Equipment (1.13%)
4,475,000	Holley, Inc. [1]	45,044,738	46,987,500

	Casinos & Gaming (3.15%)
875,000	DraftKings, Inc., Cl A [1]	11,187,787	10,211,250
1,025,000	Penn National Gaming, Inc. [1]	18,170,393	31,180,500
2,688,143	Red Rock Resorts, Inc., Cl A	73,860,915	89,676,451

		103,219,095	131,068,201

	Education Services (1.62%)
800,000	Bright Horizons Family Solutions, Inc. [1]	35,388,096	67,616,000

	Home Improvement Retail (2.12%)
1,400,000	Floor & Decor Holdings, Inc., Cl A [1]	55,967,953	88,144,000

	Homebuilding (2.79%)
1,400,000	Installed Building Products, Inc.	76,015,010	116,424,000

	Hotels, Resorts & Cruise Lines (0.15%)
1,000,000	Membership Collective Group, Inc., Cl A [1]	13,900,478	6,480,000

	Leisure Facilities (1.51%)
925,000	Planet Fitness, Inc., Cl A [1]	37,044,772	62,909,250

	Restaurants (1.36%)
1,700,000	The Cheesecake Factory, Inc.	46,403,557	44,914,000
1,000,000	Sweetgreen, Inc., Cl A [1]	22,969,448	11,650,000

		69,373,005	56,564,000

	Specialized Consumer Services (0.91%)
2,150,000	European Wax Center, Inc., Cl A	43,167,910	37,883,000

Total Consumer Discretionary		479,121,057	614,075,951

Consumer Staples (2.42%)
	Packaged Foods & Meats (1.11%)
3,350,000	UTZ Brands, Inc.	54,188,031	46,297,000

	Personal Products (1.31%)
4,250,000	The Beauty Health Co. [1]	67,241,559	54,655,000

Total Consumer Staples		121,429,590	100,952,000

Shares		Cost	Value
Common Stocks (continued)
Financials (5.74%)
	Insurance Brokers (1.80%)
3,100,000	BRP Group, Inc., Cl A [1]	$50,723,405	$74,865,000

	Investment Banking & Brokerage (1.18%)
625,000	Houlihan Lokey, Inc.	28,909,333	49,331,250

	Property & Casualty Insurance (2.76%)
500,000	Kinsale Capital Group, Inc.	72,425,817	114,820,000

Total Financials		152,058,555	239,016,250

Health Care (12.26%)
	Health Care Equipment (4.33%)
1,000,000	Axonics, Inc. [1]	35,459,918	56,670,000
700,000	DexCom, Inc. [1]	2,321,072	52,171,000
60,000	IDEXX Laboratories, Inc. [1]	829,217	21,043,800
275,000	Inspire Medical Systems, Inc. [1,3]	17,045,222	50,234,250

		55,655,429	180,119,050
	Life Sciences Tools & Services (4.78%)
250,000	Guardant Health, Inc. [1,3]	4,953,266	10,085,000
700,000	ICON plc [1,2]	38,492,341	151,690,000
32,500	Mettler-Toledo International, Inc. [1]	1,571,420	37,335,025

		45,017,027	199,110,025

	Managed Health Care (2.12%)
800,000	HealthEquity, Inc. [1]	13,208,487	49,112,000
1,350,000	Progyny, Inc. [1]	51,483,769	39,217,500

		64,692,256	88,329,500

	Pharmaceuticals (1.03%)
1,020,000	Dechra Pharmaceuticals PLC (United Kingdom) [2,4]	28,920,686	43,008,604

Total Health Care		194,285,398	510,567,179

Industrials (25.46%)

	Aerospace & Defense (4.33%)
2,600,000	Kratos Defense & Security Solutions, Inc. [1]	39,209,896	36,088,000
1,200,000	Mercury Systems, Inc. [1]	37,862,063	77,196,000
125,000	TransDigm Group, Inc. [1]	0	67,083,750

		77,071,959	180,367,750

	Building Products (2.78%)
1,150,000	The AZEK Co., Inc. [1]	26,840,188	19,251,000
5,250,000	Janus International Group, Inc. [1]	51,665,177	47,407,500
900,000	Trex Company, Inc. [1]	37,410,111	48,978,000

		115,915,476	115,636,500

	Diversified Support Services (1.50%)
2,275,000	Driven Brands Holdings, Inc. [1]	57,328,359	62,653,500

	Electrical Components & Equipment (2.30%)
2,000,000	Shoals Technologies Group, Inc., Cl A [1]	34,324,282	32,960,000
7,650,000	Vertiv Holdings Co.	78,901,960	62,883,000

		113,226,242	95,843,000

	Environmental & Facilities Services (1.34%)
450,000	Waste Connections, Inc. [2]	19,650,000	55,782,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Human Resource & Employment Services (4.95%)
1,750,000	ASGN, Inc. [1]	$55,248,585	$157,937,500
3,800,000	First Advantage Corp. [1]	62,412,872	48,146,000

		117,661,457	206,083,500

	Industrial Machinery (3.64%)
200,000	Chart Industries, Inc. [1]	31,680,147	33,476,000
550,000	John Bean Technologies Corp.	48,810,954	60,731,000
310,000	RBC Bearings, Incorporated [1]	39,092,037	57,334,500

		119,583,138	151,541,500

	Research & Consulting Services (0.95%)
2,850,000	Clarivate Plc [1,2]	30,588,004	39,501,000

	Trading Companies & Distributors (3.67%)
3,250,000	Hillman Solutions Corp. [1,3]	37,159,703	28,080,000
1,050,000	SiteOne Landscape Supply, Inc. [1]	57,097,581	124,813,500

		94,257,284	152,893,500

Total Industrials		745,281,919	1,060,302,250

Information Technology (21.58%)
	Application Software (9.35%)
750,000	Altair Engineering, Inc., Cl A [1]	11,935,619	39,375,000
379,929	Aspen Technology, Inc. [1]	38,011,833	69,785,359
950,000	Ceridian HCM Holding, Inc. [1]	29,430,555	44,726,000
1,500,000	Clearwater Analytics Holdings, Inc., Cl A [1]	27,854,229	18,060,000
7,747,580	E2open Parent Holdings, Inc., Cl A [1]	76,116,950	60,276,172
1,225,000	Guidewire Software, Inc. [1]	31,269,358	86,962,750
2,162,061	SmartRent, Inc. [1,3]	15,255,067	9,772,516
500,000	Sprout Social, Inc., Cl A [1]	28,703,941	29,035,000
750,000	The Trade Desk, Inc., Cl A [1]	2,662,500	31,417,500

		261,240,052	389,410,297
	Data Processing & Outsourced Services (2.98%)
900,000	Nuvei Corp., 144A [1,2]	27,849,212	32,553,000
3,800,000	Repay Holdings Corporation [1]	34,620,503	48,830,000
275,300	WEX, Inc. [1]	14,455,072	42,825,668

		76,924,787	124,208,668

	Electronic Equipment & Instruments (1.53%)
1,500,000	Cognex Corp.	25,832,809	63,780,000

	Internet Services & Infrastructure (0.32%)
200,000	Wix.com Ltd. [1,2]	10,131,842	13,110,000

	IT Consulting & Other Services (7.30%)
770,000	Endava plc, (United Kingdom), ADR [1,2]	25,677,665	67,967,900
850,000	Gartner, Inc. [1]	12,134,128	205,555,500
1,800,000	Grid Dynamics Holdings, Inc. [1]	17,816,700	30,276,000

		55,628,493	303,799,400

	Systems Software (0.10%)
175,000	Jamf Holding Corp. [1,3]	4,591,479	4,334,750

Total Information Technology		434,349,462	898,643,115

Shares		Cost	Value
Common Stocks (continued)
Materials (1.78%)
	Specialty Chemicals (1.78%)
1,850,000	Avient Corp.	$59,932,752	$74,148,000

Real Estate (3.22%)
	Specialized REITs (3.22%)
1,800,000	Americold Realty Trust [3]	32,754,960	54,072,000
250,000	SBA Communications Corp.	1,006,880	80,012,500

Total Real Estate		33,761,840	134,084,500

Total Common Stocks		2,254,639,422	3,803,996,745

Principal Amount
Short Term Investments (8.85%)
$368,420,077	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2022, 0.24% due 7/1/2022; Proceeds at maturity – $368,422,533; (Fully collateralized by $97,196,300 U.S. Treasury Bond, 1.75% due 1/15/2028 Market value – $141,954,090) and $201,037,800 U.S. Treasury Bond, 0.5% due 1/15/2028 Market value – $233,834,461)[4]	368,420,077	368,420,077

Total Investments (100.18%)		$2,623,059,499	4,172,416,822

Liabilities Less Cash and Other Assets (-0.18%)			(7,525,507)

Net Assets			$4,164,891,315

Retail Shares (Equivalent to $25.94 per share based on 46,963,326 shares outstanding)			$1,218,359,419

Institutional Shares (Equivalent to $27.75 per share based on 99,176,371 shares outstanding)			$2,752,292,611

R6 Shares (Equivalent to $27.74 per share based on 7,001,602 shares outstanding)			$194,239,285

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the market value of Rule 144A securities amounted to $32,553,000 or 0.78% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.91%)
Communication Services (15.73%)
	Advertising (0.21%)
1,114,897	Innovid Corp. [1]	$11,148,970	$1,850,729

	Interactive Home Entertainment (2.96%)
129,000	Electronic Arts, Inc.	15,273,979	15,692,850
85,000	Take-Two Interactive Software, Inc. [1]	11,392,892	10,415,050

		26,666,871	26,107,900

	Interactive Media & Services (11.04%)
34,950	Alphabet, Inc., Cl C [1]	43,457,681	76,451,377
628,369	ZoomInfo Technologies, Inc., Cl A [1]	19,247,219	20,886,986

		62,704,900	97,338,363

	Movies & Entertainment (1.52%)
650,000	Endeavor Group Holdings, Inc., Cl A [1]	15,600,000	13,364,000

Total Communication Services		116,120,741	138,660,992

Consumer Discretionary (12.14%)
	Automobile Manufacturers (6.29%)
736,300	Rivian Automotive, Inc., Cl A 1	15,427,515	18,952,362
54,300	Tesla, Inc. [1]	4,150,889	36,566,706

		19,578,404	55,519,068

	Internet & Direct Marketing Retail (5.85%)
485,500	Amazon.com, Inc. [1]	29,742,116	51,564,955

Total Consumer Discretionary		49,320,520	107,084,023

Health Care (11.24%)
	Biotechnology (5.46%)
98,339	argenx SE, ADR [1,2]	8,737,704	37,258,680
310,600	Arrowhead Pharmaceuticals, Inc. [1]	9,387,668	10,936,226

		18,125,372	48,194,906
	Health Care Equipment (4.26%)
125,300	Edwards Lifesciences Corp. [1]	7,054,705	11,914,777
49,505	Intuitive Surgical, Inc. [1]	6,724,756	9,936,149
82,100	Shockwave Medical, Inc. [1]	4,056,784	15,695,057

		17,836,245	37,545,983

	Life Sciences Tools & Services (1.52%)
72,715	Illumina, Inc. [1]	16,520,154	13,405,737

Total Health Care		52,481,771	99,146,626

Industrials (2.42%)

	Research & Consulting Services (2.42%)
353,330	CoStar Group, Inc. [1]	14,974,268	21,344,665

Shares		Cost	Value
Common Stocks (continued)
Information Technology (50.32%)
	Application Software (10.64%)
18,700	Adobe, Inc. [1]	$3,221,106	$6,845,322
52,500	Atlassian Corp. PLC, Cl A [1,2]	12,743,387	9,838,500
200,070	Ceridian HCM Holding, Inc. [1]	11,090,695	9,419,295
183,600	Guidewire Software, Inc. [1]	6,634,335	13,033,764
28,400	HubSpot, Inc. [1]	13,697,049	8,538,460
52,000	ServiceNow, Inc. [1,4]	15,689,186	24,727,040
569,087	SimilarWeb Ltd. [1,2]	8,619,792	4,694,968
200,010	The Trade Desk, Inc., Cl A [1]	4,876,367	8,378,419
60,000	Workday, Inc., Cl A [1]	13,686,997	8,374,800

		90,258,914	93,850,568

	Data Processing & Outsourced Services (6.21%)
3,000	Adyen N.V., (Netherlands), 144A [1,2,6]	2,422,754	4,329,396
69,800	MasterCard Incorporated, Cl A	15,595,187	22,020,504
144,300	Visa, Inc., Cl A	23,990,038	28,411,227

		42,007,979	54,761,127

	Electronic Equipment & Instruments (1.04%)
245,133	PAR Technology Corp. [1]	9,186,735	9,190,036

	Internet Services & Infrastructure (0.28%)
79,000	Shopify, Inc., Cl A [1,2]	5,227,576	2,467,960

	IT Consulting & Other Services (5.71%)
196,368	Endava plc, ADR [1,2]	6,765,549	17,333,404
136,587	Gartner, Inc. [1]	9,112,634	33,030,834

		15,878,183	50,364,238

	Semiconductor Equipment (1.27%)
16,200	ASML Holding N.V. [2]	9,819,494	7,709,256
38,000	Entegris, Inc.	3,558,262	3,500,940

		13,377,756	11,210,196

	Semiconductors (4.88%)
87,000	Advanced Micro Devices, Inc. [1]	8,016,599	6,652,890
620,000	indie Semiconductor, Inc., Cl A [1]	3,859,607	3,534,000
5,700	Monolithic Power Systems, Inc.	2,220,473	2,189,028
331,485	Navitas Semiconductor Corp. [1]	3,314,850	1,279,532
193,400	NVIDIA Corp.	16,952,127	29,317,506

		34,363,656	42,972,956

	Systems Software (20.29%)
98,000	Cloudflare, Inc., Cl A [1,4]	5,562,385	4,287,500
105,623	Crowdstrike Holdings, Inc., Cl A [1]	11,229,623	17,803,813
75,500	Datadog, Inc., Cl A [1,4]	10,287,412	7,190,620
481,400	Microsoft Corporation	75,437,807	123,637,962
42,700	MongoDB, Inc. [1,4]	16,780,089	11,080,650
107,508	Snowflake, Inc., Cl A [1,4]	16,796,924	14,950,063

		136,094,240	178,950,608

Total Information Technology		346,395,039	443,767,689

Real Estate (1.06%)
	Specialized REITs (1.06%)
14,225	Equinix, Inc.	2,122,124	9,346,110

Total Common Stocks		581,414,463	819,350,105

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Private Common Stocks (1.05%)
Industrials (1.04%)
	Aerospace & Defense (1.04%)
105,020	Space Exploration Technologies Corp., Cl A [1,3,4,7]	$4,607,169	$7,060,692
31,890	Space Exploration Technologies Corp., Cl C [1,3,4,7]	1,392,972	2,144,025

		6,000,141	9,204,717

	Trucking (0.01%)
3,571	GM Cruise Holdings LLC, Cl B [1,3,4,7]	103,563	90,100

Total Private Common Stocks		6,103,704	9,294,817

Private Convertible Preferred Stocks (0.86%)
Materials (0.86%)
	Fertilizers & Agricultural Chemicals (0.86%)
219,321	Farmers Business Network, Inc., Series F [1,3,4,7]	7,250,007	7,608,245

Private Preferred Stocks (2.29%)
Industrials (2.29%)
	Aerospace & Defense (1.41%)
18,519	Space Exploration Technologies Corp., Cl N [1,3,4,7]	5,000,130	12,450,671

	Trucking (0.88%)
266,956	GM Cruise Holdings, Cl G [1,3,4,7]	7,034,290	7,699,011

Total Private Preferred Stocks		12,034,420	20,149,682

Principal Amount		Cost	Value
Short Term Investments (3.58%)
$31,556,679	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2022, 0.24% due 7/1/2022; Proceeds at maturity – $31,556,890; (Fully collateralized by $33,657,700 U.S. Treasury Note, 2.25% due 11/15/2027 Market value – $32,187,818)[6]	$31,556,679	$31,556,679

Total Investments (100.69%)		$638,359,273	887,959,528

Liabilities Less Cash and Other Assets (-0.69%)[5]			(6,079,903)

Net Assets			$881,879,625

Retail Shares (Equivalent to $25.33 per share based on 18,690,880 shares outstanding)			$473,514,885

Institutional Shares (Equivalent to $26.88 per share based on 14,329,125 shares outstanding)			$385,105,201

R6 Shares (Equivalent to $26.91 per share based on 864,388 shares outstanding)			$23,259,539

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2022, the market value of restricted and fair valued securities amounted to $37,052,744 or 4.20% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Includes net unrealized depreciation of $41,894 on an unfunded commitment to purchase a private investment in a public entity.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the market value of Rule 144A securities amounted to $4,329,396 or 0.49% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.79%)
Communication Services (13.52%)
	Interactive Media & Services (13.52%)
11,490	Alphabet, Inc., Cl A [1]	$17,696,237	$25,039,697
4,203	Alphabet, Inc., Cl C [1]	949,080	9,193,852
52,815	Meta Platforms Inc., Cl A [1]	1,282,259	8,516,419
348,023	ZoomInfo Technologies, Inc., Cl A [1]	12,177,461	11,568,285

Total Communication Services		32,105,037	54,318,253

Consumer Discretionary (17.43%)
	Automobile Manufacturers (7.42%)
487,279	Rivian Automotive, Inc., Cl A [1]	34,657,699	12,542,561
25,673	Tesla, Inc. [1]	21,423,366	17,288,712

		56,081,065	29,831,273

	Internet & Direct Marketing Retail (10.01%)
314,740	Amazon.com, Inc. [1]	3,137,929	33,428,536
10,661	MercadoLibre, Inc. [1]	5,742,448	6,789,671

		8,880,377	40,218,207

Total Consumer Discretionary		64,961,442	70,049,480

Health Care (14.25%)
	Biotechnology (3.75%)
39,794	argenx SE, ADR [1,2]	11,915,485	15,077,151

	Health Care Equipment (3.66%)
73,176	Intuitive Surgical, Inc. [1]	8,405,327	14,687,155

	Health Care Technology (3.83%)
77,581	Veeva Systems, Inc., Cl A [1]	5,455,269	15,364,141

	Life Sciences Tools & Services (3.01%)
85,850	10X Genomics, Inc., Cl A [1]	7,476,765	3,884,712
44,597	Illumina, Inc. [1]	4,866,268	8,221,903

		12,343,033	12,106,615

Total Health Care		38,119,114	57,235,062

Information Technology (51.59%)
	Application Software (10.92%)
39,067	Adobe, Inc. [1]	19,442,404	14,300,866
66,675	Gitlab, Inc., Cl A [1,3]	5,133,975	3,543,110
54,748	ServiceNow, Inc. [1,3]	20,976,883	26,033,769

		45,553,262	43,877,745

	Data Processing & Outsourced Services (10.49%)
6,218	Adyen N.V., 144A (Netherlands) [1,2]	4,711,862	8,973,395
134,345	Block, Inc., Cl A [1]	25,484,663	8,256,844
79,034	MasterCard Incorporated, Cl A	7,944,923	24,933,646

		38,141,448	42,163,885

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Services & Infrastructure (1.49%)
191,260	Shopify, Inc., Cl A [1,2]	$6,103,138	$5,974,962

	IT Consulting & Other Services (5.60%)
113,750	Endava plc, ADR [1,2]	13,140,569	10,040,712
42,324	EPAM Systems, Inc. [1]	3,510,274	12,476,269

		16,650,843	22,516,981

	Semiconductor Equipment (2.47%)
20,813	ASML Holding N.V. [2]	1,293,130	9,904,490

	Semiconductors (4.70%)
124,671	NVIDIA Corp.	19,445,139	18,898,877

	Systems Software (15.92%)
133,942	Cloudflare, Inc., Cl A [1,3]	12,040,090	5,859,962
114,467	Crowdstrike Holdings, Inc., Cl A [1]	9,838,034	19,294,557
137,615	Datadog, Inc., Cl A [1,3]	8,918,464	13,106,453
130,242	Snowflake, Inc., Cl A [1,3]	23,344,928	18,111,453
90,472	Twilio, Inc., Cl A [1,3]	12,400,515	7,582,458

		66,542,031	63,954,883

Total Information Technology		193,728,991	207,291,823

Total Common Stocks		328,914,584	388,894,618

Private Common Stocks (0.90%)
Industrials (0.90%)
	Aerospace & Defense (0.90%)
41,330	Space Exploration Technologies Corp., Cl A [1,3,4,6]	1,932,253	2,778,694
12,240	Space Exploration Technologies Corp., Cl C [1,3,4,6]	567,691	822,918

Total Private Common Stocks		2,499,944	3,601,612

Private Preferred Stocks (0.96%)
Industrials (0.96%)
	Trucking (0.96%)
133,288	GM Cruise Holdings, Cl G [1,3,4,6]	3,512,139	3,844,026

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (1.92%)
$7,724,007	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2022, 0.24% due 7/1/2022; Proceeds at maturity – $7,724,058; (Fully collateralized by $8,238,300 U.S. Treasury Note, 2.25% due 11/15/2027 Market value – $7,878,521)[5]	$7,724,007	$7,724,007

Total Investments (100.57%)		$342,650,674	404,064,263

Liabilities Less Cash and Other Assets (-0.57%)			(2,292,545)

Net Assets			$401,771,718

Retail Shares (Equivalent to $29.60 per share based on 2,980,551 shares outstanding)			$88,214,886

Institutional Shares (Equivalent to $30.48 per share based on 9,573,254 shares outstanding)			$291,745,888

R6 Shares (Equivalent to $30.49 per share based on 715,408 shares outstanding)			$21,810,944

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At June 30, 2022, the market value of restricted and fair valued securities amounted to $7,445,638 or 1.86% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the market value of Rule 144A securities amounted to $8,973,395 or 2.23% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.10%)
Communication Services (3.19%)
	Advertising (1.04%)
4,250,000	S4 Capital PLC (United Kingdom) [1,2,4]	$15,642,612	$11,924,346

	Interactive Media & Services (0.65%)
2,250,000	Nextdoor Holdings, Inc. [1]	22,682,922	7,447,500

	Movies & Entertainment (0.94%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	10,724,450

	Publishing (0.56%)
300,000	Future PLC (United Kingdom) [2,4]	4,060,257	6,348,471

Total Communication Services		48,020,602	36,444,767

Consumer Discretionary (10.08%)
	Casinos & Gaming (3.78%)
650,000	Boyd Gaming Corporation	42,549,481	32,337,500
325,000	Red Rock Resorts, Inc., Cl A	8,497,295	10,842,000

		51,046,776	43,179,500

	Home Improvement Retail (2.75%)
500,000	Floor & Decor Holdings, Inc., Cl A [1]	23,803,082	31,480,000

	Restaurants (1.62%)
700,000	The Cheesecake Factory, Inc.	25,634,342	18,494,000

	Specialty Stores (1.93%)
1,500,000	Petco Health & Wellness Co., Inc. [1]	30,001,921	22,110,000

Total Consumer Discretionary		130,486,121	115,263,500

Consumer Staples (2.25%)
	Personal Products (2.25%)
2,000,000	The Beauty Health Co. [1]	21,322,653	25,720,000

Financials (6.50%)
	Insurance Brokers (1.48%)
700,007	BRP Group, Inc., Cl A [1]	13,660,901	16,905,169
	Property & Casualty Insurance (5.02%)
250,000	Kinsale Capital Group, Inc.	20,250,978	57,410,000

Total Financials		33,911,879	74,315,169

Health Care (20.11%)
	Health Care Equipment (8.80%)
637,982	Axonics, Inc. [1]	28,878,670	36,154,440
114,823	Inari Medical, Inc. [1]	4,216,755	7,806,816
822,985	Inogen, Inc. [1]	35,599,745	19,899,777
640,208	Silk Road Medical, Inc. [1,3]	27,145,351	23,297,169
46,741	Tandem Diabetes Care, Inc. [1]	2,951,411	2,766,600
4,060,000	ViewRay, Inc. [1]	20,943,586	10,759,000

		119,735,518	100,683,802

	Health Care Supplies (1.80%)
2,029,967	Cerus Corp. [1]	10,468,349	10,738,525
144,000	Establishment Labs Holdings, Inc. [1,2]	10,473,972	7,830,720
2,365,363	Sientra, Inc. [1]	17,781,624	1,981,465

		38,723,945	20,550,710

	Health Care Technology (2.92%)
1,458,543	Definitive Healthcare Corp. [1]	34,782,331	33,444,391

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (3.42%)
160,000	Azenta, Inc.	$16,765,323	$11,536,000
749,029	CareDx, Inc. [1,3]	24,236,579	16,089,143
573,790	Veracyte, Inc. [1,3]	14,716,344	11,418,421

		55,718,246	39,043,564

	Managed Health Care (1.61%)
633,279	Progyny, Inc. [1]	13,736,936	18,396,755

	Pharmaceuticals (1.56%)
1,291,732	Revance Therapeutics, Inc. [1]	28,479,368	17,851,736

Total Health Care		291,176,344	229,970,958

Industrials (19.36%)
	Aerospace & Defense (8.90%)
251,095	Axon Enterprise, Inc. [1]	30,643,264	23,394,521
1,402,370	Kratos Defense & Security Solutions, Inc. [1]	26,203,698	19,464,896
916,300	Mercury Systems, Inc. [1]	48,998,573	58,945,579

		105,845,535	101,804,996

	Building Products (0.95%)
200,000	Trex Company, Inc. [1]	6,713,310	10,884,000

	Diversified Support Services (0.69%)
1,200,000	ACV Auctions, Inc., Cl A [1]	31,541,757	7,848,000

	Environmental & Facilities Services (1.77%)
599,642	Montrose Environmental Group, Inc. [1]	10,554,326	20,243,914

	Human Resource & Employment Services (1.60%)
202,400	ASGN, Inc. [1]	21,593,741	18,266,600

	Industrial Machinery (3.01%)
100,000	Chart Industries, Inc. [1]	15,236,347	16,738,000
93,105	Kornit Digital Ltd. [1,2]	1,149,033	2,951,429
1,705,185	Markforged Holding Corp. [1]	14,565,523	3,154,592
50,000	RBC Bearings, Inc. [1]	10,475,838	9,247,500
1,658,272	Velo3D, Inc. [1]	16,824,565	2,288,415

		58,251,306	34,379,936

	Trading Companies & Distributors (2.44%)
235,000	SiteOne Landscape Supply, Inc. [1]	18,137,388	27,934,450

Total Industrials		252,637,363	221,361,896

Information Technology (32.34%)
	Application Software (9.31%)
1,300,000	Alkami Technology, Inc. [1]	35,756,836	18,057,000
350,000	Ceridian HCM Holding, Inc. [1]	19,120,657	16,478,000
1,500,000	Clearwater Analytics Holdings, Inc., Cl A [1]	29,518,184	18,060,000
442,889	Gitlab, Inc., Cl A [1,3]	22,195,409	23,535,121
300,000	Guidewire Software, Inc. [1]	23,533,028	21,297,000
2,000,000	SmartRent, Inc. [1,3]	24,766,329	9,040,000

		154,890,443	106,467,121

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Equipment & Instruments (5.09%)
425,321	Advanced Energy Industries, Inc.	$30,735,779	$31,039,927
54,131	Novanta, Inc. [1,2]	5,885,852	6,564,466
550,000	PAR Technology Corp. [1]	19,012,716	20,619,500

		55,634,347	58,223,893
	IT Consulting & Other Services (2.31%)
300,000	Endava plc, ADR [1,2]	7,125,604	26,481,000

	Semiconductor Equipment (2.47%)
490,800	Ichor Holdings Ltd. [1,2]	11,435,027	12,750,984
175,000	Nova Ltd. [1,2]	4,080,928	15,492,750

		15,515,955	28,243,734

	Semiconductors (3.35%)
725,000	Allegro MicroSystems, Inc. [1]	10,150,000	15,000,250
2,910,000	indie Semiconductor, Inc., Cl A [1]	27,712,224	16,587,000
1,750,000	Navitas Semiconductor Corp. [1]	18,425,978	6,755,000

		56,288,202	38,342,250

	Systems Software (9.81%)
1,536,930	Couchbase, Inc. [1,3]	39,299,523	25,236,391
430,775	Dynatrace, Inc. [1,3]	10,425,483	16,989,766
657,759	ForgeRock, Inc., Cl A [1,3]	19,865,094	14,089,198
759,531	Ping Identity Holding Corp. [1]	13,954,936	13,777,892
189,000	Qualys, Inc. [1]	15,185,543	23,840,460
621,000	Varonis Systems, Inc. [1]	19,427,813	18,207,720

		118,158,392	112,141,427

Total Information Technology		407,612,943	369,899,425

Real Estate (3.27%)
	Industrial REITs (3.27%)
650,000	Rexford Industrial Realty, Inc.	31,657,136	37,433,500

Total Common Stocks		1,216,825,041	1,110,409,215

Principal Amount		Cost	Value
Short Term Investments (2.33%)
$26,634,966	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2022, 0.24% due 7/1/2022; Proceeds at maturity – $26,635,143; (Fully collateralized by $28,408,300 U.S. Treasury Note, 2.25% due 11/15/2027 Market value – $27,167,667)[4]	$26,634,966	$26,634,966

Total Investments (99.43%)		$1,243,460,007	1,137,044,181

Cash and Other Assets Less Liabilities (0.57%)			6,558,876

Net Assets			$1,143,603,057

Retail Shares (Equivalent to $22.28 per share based on 6,693,715 shares outstanding)			$149,164,363

Institutional Shares (Equivalent to $22.80 per share based on 41,840,392 shares outstanding)			$953,804,648

R6 Shares (Equivalent to $22.80 per share based on 1,782,287 shares outstanding)			$40,634,046

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.21%)
Communication Services (9.28%)
	Interactive Media & Services (9.28%)
60	Alphabet, Inc., Cl A [1]	$169,758	$130,755
958	Alphabet, Inc., Cl C [1]	1,610,666	2,095,577
6,039	Meta Platforms, Inc., Cl A [1]	1,281,094	973,789

Total Communication Services		3,061,518	3,200,121

Consumer Discretionary (5.62%)
	Internet & Direct Marketing Retail (5.62%)
18,260	Amazon.com, Inc. [1]	2,203,614	1,939,395

Consumer Staples (4.45%)
	Hypermarkets & Super Centers (3.20%)
2,305	Costco Wholesale Corp.	837,079	1,104,741

	Personal Products (1.25%)
1,690	The Estée Lauder Companies, Inc., Cl A	427,446	430,392

Total Consumer Staples		1,264,525	1,535,133

Financials (21.72%)
	Asset Management & Custody Banks (2.70%)
20,925	Brookfield Asset Management, Inc., Cl A [2]	1,137,075	930,534

	Financial Exchanges & Data (14.08%)
6,573	CME Group, Inc.	1,280,881	1,345,493
3,116	Moody’s Corp.	712,605	847,459
2,499	MSCI, Inc.	1,125,532	1,029,963
4,840	S&P Global, Inc.	1,310,039	1,631,370

		4,429,057	4,854,285

	Property & Casualty Insurance (4.94%)
37,461	Arch Capital Group Ltd. [1,2]	1,478,820	1,704,101

Total Financials		7,044,952	7,488,920

Health Care (17.86%)
	Life Sciences Tools & Services (12.55%)
4,275	Agilent Technologies, Inc.	500,763	507,742
6,291	Danaher Corp.	1,288,441	1,594,894
442	Mettler-Toledo International, Inc. [1]	472,779	507,756
3,164	Thermo Fisher Scientific, Inc.	1,456,290	1,718,938

		3,718,273	4,329,330

	Managed Health Care (5.31%)
3,562	UnitedHealth Group, Incorporated	1,226,768	1,829,550

Total Health Care		4,945,041	6,158,880

Industrials (3.02%)
	Aerospace & Defense (3.02%)
9,883	HEICO Corp., Cl A	1,101,592	1,041,471

Information Technology (36.26%)
	Application Software (6.19%)
2,198	Adobe, Inc. [1]	815,705	804,600
3,452	Intuit, Inc.	1,528,489	1,330,539

		2,344,194	2,135,139

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (9.27%)
5,110	MasterCard Incorporated, Cl A	$1,592,997	$1,612,103
8,043	Visa, Inc., Cl A	1,779,680	1,583,586

		3,372,677	3,195,689

	Electronic Manufacturing Services (2.03%)
6,187	TE Connectivity Ltd. [2]	779,075	700,059

	IT Consulting & Other Services (4.83%)
6,000	Accenture plc, Cl A [2]	1,633,030	1,665,900

	Semiconductors (5.13%)
2,207	Monolithic Power Systems, Inc.	855,824	847,576
5,985	Texas Instruments, Inc.	1,020,171	919,595

		1,875,995	1,767,171

	Systems Software (8.81%)
11,835	Microsoft Corporation	2,565,012	3,039,583

Total Information Technology		12,569,983	12,503,541

Total Common Stocks		32,191,225	33,867,461

Principal Amount
Short Term Investments (3.31%)
$1,141,978	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2022, 0.24% due 7/1/2022; Proceeds at maturity – $1,141,985; (Fully collateralized by $1,218,100 U.S. Treasury Note, 2.25% due 11/15/2027 Market value – $1,164,904)[3]	1,141,978	1,141,978

Total Investments (101.52%)		$33,333,203	35,009,439

Liabilities Less Cash and Other Assets (-1.52%)			(524,314)

Net Assets			$34,485,125

Retail Shares (Equivalent to $15.44 per share based on 495,220 shares outstanding)			$7,647,893

Institutional Shares (Equivalent to $15.61 per share based on 1,486,252 shares outstanding)			$23,196,483

R6 Shares (Equivalent to $15.61 per share based on 233,288 shares outstanding)			$3,640,749

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	June 30, 2022

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, “Qualified Plans”), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. There is no minimum initial investment for Qualified Plans. All other R6 eligible investors must meet a minimum initial investment of at least $5 million per Fund. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible

Baron Funds	June 30, 2022

bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at June 30, 2022.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at June 30, 2022, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering (“IPO”), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

g) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (“PIPE”) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock

Baron Funds	June 30, 2022

at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lockup time period and volatility of the underlying security.

As of June 30, 2022, Baron Opportunity Fund had a commitment to purchase a when-issued security through a private transaction. Unrealized appreciation (depreciation) on this commitment is separately presented as a footnote on the Fund’s Schedule of Investments.

3. RESTRICTED SECURITIES

At June 30, 2022, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2022, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
StubHub Holdings, Inc.	12/22/2021	$23,707,631
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	64,742,952

Total Restricted Securities		$88,450,583

(Cost $76,000,501)† ( 2.16% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$14,785,572
Northvolt AB	9/21/2020	17,435,540

Total Restricted Securities		$32,221,112

(Cost $25,674,990)† ( 0.50% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
GM Cruise Holdings LLC	5/19/2022	$90,100
Space Exploration Technologies Corp.	3/25/2021	9,204,717
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	7,608,245
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	7,699,011
Space Exploration Technologies Corp.	8/4/2020	12,450,671

Total Restricted Securities		$37,052,744

(Cost $25,388,131)† (4.20% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$3,601,612
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	3,844,026

Total Restricted Securities		$7,445,638

(Cost $6,012,083)† (1.86%% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Funds	June 30, 2022

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Funds’ own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2022 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,980,209,882	$—	$—	$3,980,209,882
Private Common Stocks	—	—	23,707,631	23,707,631
Private Preferred Stocks	—	—	64,742,952	64,742,952
Short Term Investments	—	22,662,440	—	22,662,440

Total Investments	$3,980,209,882	$22,662,440	$88,450,583	$4,091,322,905

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,406,907,145	$44,299,098	$—	$6,451,206,243
Private Convertible Preferred Stocks†	—	—	32,221,112	32,221,112
Warrants	112,923	—	—	112,923

Total Investments	$6,407,020,068	$44,299,098	$32,221,112	$6,483,540,278

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,760,988,141	$43,008,604	$—	$3,803,996,745
Short Term Investments	—	368,420,077	—	368,420,077

Total Investments	$3,760,988,141	$411,428,681	$—	$4,172,416,822

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	June 30, 2022

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$815,020,709	$4,329,396	$—	$819,350,105
Private Common Stocks	—	—	9,294,817	9,294,817
Private Convertible Preferred Stocks	—	—	7,608,245	7,608,245
Private Preferred Stocks	—	—	20,149,682	20,149,682
Short Term Investments	—	31,556,679	—	31,556,679

Total Investments	$815,020,709	$35,886,075	$37,052,744	$887,959,528

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$(41,894)	$(41,894)

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$379,921,223	$8,973,395	$—	$388,894,618
Private Common Stocks	—	—	3,601,612	3,601,612
Private Preferred Stocks	—	—	3,844,026	3,844,026
Short Term Investments	—	7,724,007	—	7,724,007

Total Investments	$379,921,223	$16,697,402	$7,445,638	$404,064,263

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,092,136,398	$18,272,817	$—	$1,110,409,215
Short Term Investments	—	26,634,966	—	26,634,966

Total Investments	$1,092,136,398	$44,907,783	$—	$1,137,044,181

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$33,867,461	$—	$—	$33,867,461
Short Term Investments	—	1,141,978	—	1,141,978

Total Investments	$33,867,461	$1,141,978	$—	$35,009,439

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	June 30, 2022

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2022
Private Common Stocks
Consumer Discretionary	$—	$—	$—	$(26,292,410)	$50,000,041	$—	$—	$—	$23,707,631	$(26,292,410)
Private Preferred Stocks
Industrials	39,979,078	—	—	24,763,874	—	—	—	—	64,742,952	24,763,874

Total	$39,979,078	$—	$—	$(1,528,536)	$50,000,041	$—	$—	$—	$88,450,583	$(1,528,536)

Unfunded Commitments	$(346,731)	$—	$—	$346,731	$—	$—	$—	$—	$—	$—

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2022
Common Stocks
Industrials	$27,018,900	$—	$(20,108,067)	$6,011,540	$—	$(12,922,373)	$—	$—	$—	$—
Materials	4,979,259	—	(4,875,825)	4,370,741	—	(4,474,175)	—	—	—	—
Private Convertible Preferred Stocks
Industrials	16,346,194	—	—	1,089,346	—	—	—	—	17,435,540	1,089,346
Materials	24,842,016	—	—	(10,056,444)	—	—	—	—	14,785,572	(10,056,444)

Total	$73,186,369	$—	$(24,983,892)	$1,415,183	$—	$(17,396,548)	$—	$—	$32,221,112	$(8,967,098)

Unfunded Commitments	$(746,100)	$—	$—	$746,100	$—	$—	$—	$—	$—	$—

	Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2022
Common Stocks
Information Technology[1]	$20,547,165	$—	$—	$660,377	$—	$—	$—	$(21,207,542)	$—	$—

[1]	E2 Open, Inc. restriction on resale was lifted on October 12, 2021.

Baron Funds	June 30, 2022

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2022
Common Stocks
Consumer Discretionary[1]	$—	$—	$—	$(27,544,209)	$—	$—	$41,355,723	$(13,811,514)	$—	$—
Private Common Stocks
Industrials	4,942,480	—	—	3,248,614	1,103,723	—	—	—	9,294,817	3,248,614
Private Convertible Preferred Stocks
Consumer Discretionary[1]	21,865,920	—	—	19,489,803	—	—	—	(41,355,723)	—	—
Materials	12,869,756	—	—	(5,261,511)	—	—	—	—	7,608,245	(5,261,511)
Private Preferred Stocks
Industrials	14,167,370	—	—	5,982,312	—	—	—	—	20,149,682	5,982,312

Total	$53,845,526	$—	$—	$(4,084,991)	$1,103,723	$—	$41,355,723	$(55,167,237)	$37,052,744	$3,969,415

Unfunded Commitments	$(299,342)	$—	$—	$257,448	$—	$—	$—	$—	$(41,894)	$(41,894)

	Baron Fifth Avenue Growth Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2022
Common Stocks
Consumer Discretionary[1]	$—	$—	$—	$(3,698,501)	$—	$—	$5,553,044	$(1,854,543)	$—	$—
Private Common Stocks
Industrials	1,482,536	—	—	1,118,916	1,000,160	—	—	—	3,601,612	1,118,916
Private Convertible Preferred Stocks
Consumer Discretionary[1]	2,960,104	—	—	2,592,940	—	—	—	(5,553,044)	—	—
Private Preferred Stocks
Industrials	3,234,900	—	—	609,126	—	—	—	—	3,844,026	609,126

Total	$7,677,540	$—	$—	$622,481	$1,000,160	$—	$5,553,044	$(7,407,587)	$7,445,638	$1,728,042

	Baron Discovery Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2022
Common Stocks
Industrials	$5,057,465	$—	$1,519,673	$1,125,255	$—	$(7,702,393)	$—	$—	$—	$—

Unfunded Commitments	$(170,095)	$—	$—	$170,095	$—	$—	$—	$—	$—	$—

[1]	Rivian Automotive, Series E and F Private Preferred Stocks converted into Common Stocks on November 9, 2021, and restriction on resale was lifted on May 9, 2022.

Baron Funds	June 30, 2022

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of June 30, 2022 were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of June 30, 2022	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2022	Range used on June 30, 2022
Private Common Stocks: Consumer Discretionary	StubHub Holdings, Inc.	$23,707,631	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.92)%	(5.16)% – (1.69)%
				Discount for lack of marketability	10.06%	9.12% – 12.88%
				Estimated volatility of the returns of equity[1]	55.58%	41.11% – 71.22%
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2	90% / 9% / 1%	1% – 90%
Private Preferred Stocks: Industrials	Space Exploration Technology Corp.	$64,742,952	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	(0.33)%	(4.50)% – 2.64%
				Discount for lack of marketability	3.95%	3.95%
				Estimated volatility of the returns of equity [3]	34.59%	20.73% – 49.07%

Baron Opportunity Fund

Sector	Company	Fair Value as of June 30, 2022	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2022	Range used on June 30, 2022
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technology Corp.	$21,655,388	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	(0.33)%	(4.50)% – 2.64%
				Discount for lack of marketability	3.95%	3.95%
				Estimated volatility of the returns of equity[3]	34.59%	20.73% – 49.07%
Private Common Stocks and Private Preferred Stocks: Industrials	GM Cruise Holdings	$7,789,111	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.87)%	(5.35)% – 0.78%
				Discount for lack of marketability	12.99%	12.99%
				Estimated volatility of the returns of equity[4]	35.36%	28.49% – 68.67%
				Scenario Probabilities: Scenario A / Scenario B5	70% / 30%	30% – 70%
Private Convertible Preferred Stocks: Materials	Farmers Business Network Inc.	$7,608,245	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.12)%	(9.57)% – 0.47%
				Discount for lack of marketability	12.24%	12.24%
				Estimated volatility of the returns of equity[3]	52.89%	26.95% – 97.61%
				Scenario Probabilities: Scenario A / Scenario B5	90% / 10%	10% – 90%

See Footnotes on next page.

Baron Funds	June 30, 2022

Baron Fifth Avenue Growth Fund

Sector	Company	Fair Value as of June 30, 2022	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2022	Range used on June 30, 2022
Private Common Stocks: Industrials	Space Exploration Technology Corp.	$3,601,612	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	(0.33)%	(4.50)% – 2.64%
				Discount for lack of marketability	3.95%	3.95%
				Estimated volatility of the returns of equity[3]	34.59%	20.73% – 49.07%
Private Preferred Stocks: Industrials	GM Cruise Holdings	$3,844,026	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.87)%	(5.35)% – 0.78%
				Discount for lack of marketability	12.99%	12.99%
				Estimated volatility of the returns of equity[4]	35.36%	28.49% – 68.67%
				Scenario Probabilities: Scenario A / Scenario B5	70% / 30%	30% – 70%

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
[2]	Scenario A represents a Direct Listing/ IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.
[3]

The volatility was calculated as a weighted-average of the volatilities of two groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

[4]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an ETF. Some companies have a higher weight in the calculation than others.
[5]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2022, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,546,225,521	$1,191,859,791	$2,623,059,499	$638,359,273	$342,650,674	$1,243,460,007	$33,333,203

Gross tax unrealized appreciation	$2,679,875,834	$5,294,269,271	$1,695,664,979	$306,251,377	$135,830,787	$176,762,582	$3,241,983
Gross tax unrealized depreciation	(134,778,450)	(2,588,784)	(146,307,656)	(56,651,122)	(74,417,198)	(283,178,408)	(1,565,747)

Net unrealized appreciation (depreciation)	$2,545,097,384	$5,291,680,487	$1,549,357,323	$249,600,255	$61,413,589	$(106,415,826)	$1,676,236

Net unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$—	$(41,894)	$—	$—	$—

Baron Funds	June 30, 2022

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2022	Value at June 30, 2022	% of Net Assets at June 30, 2022

“Affiliated” Company as of June 30, 2022:
Choice Hotels International, Inc.	$379,110,000	$—	$3,375,783	$(46,082,850)	$2,447,883	$2,131,563	2,975,000	$332,099,250	5.14%
Iridium Communications, Inc.	314,815,000	—	—	(18,091,000)	—	—	7,900,000	296,724,000	4.59%

	$693,925,000	$—	$3,375,783	$(64,173,850)	$2,447,883	$2,131,563		$628,823,250

BARON SMALL CAP FUND
Name of Issuer	Value at September 30, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2022	Value at June 30, 2022	% of Net Assets at June 30, 2022
No longer an “Affiliated” Company as of June 30, 2022:
Installed Building Products, Inc.	$160,725,000	$2,053,685	$17,429,597	$(37,263,487)	$8,338,399	$2,561,625	1,400,000	$116,424,000	2.79%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2022.